American Century Investments®
Quarterly Portfolio Holdings
NT High Income
December 31, 2020

NT High Income - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.5%
Aerospace and Defense — 2.7%
Bombardier, Inc., 8.75%, 12/1/21(1)	175,000	179,021
Bombardier, Inc., 6.00%, 10/15/22(1)	2,475,000	2,435,771
Bombardier, Inc., 6.125%, 1/15/23(1)	400,000	391,400
Bombardier, Inc., 7.50%, 12/1/24(1)	1,450,000	1,394,574
Bombardier, Inc., 7.50%, 3/15/25(1)	676,000	627,835
Bombardier, Inc., 7.875%, 4/15/27(1)	1,775,000	1,634,722
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	800,000	778,000
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,925,000	2,121,504
Howmet Aerospace, Inc., 6.875%, 5/1/25	125,000	147,656
Howmet Aerospace, Inc., 5.90%, 2/1/27	125,000	147,656
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,975,000	2,382,344
Rolls-Royce plc, 5.75%, 10/15/27(1)	800,000	887,000
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	400,000	422,460
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	875,000	940,082
Spirit AeroSystems, Inc., 4.60%, 6/15/28	500,000	495,312
TransDigm UK Holdings plc, 6.875%, 5/15/26	600,000	635,805
TransDigm, Inc., 6.50%, 7/15/24	775,000	790,186
TransDigm, Inc., 6.50%, 5/15/25	1,450,000	1,492,594
TransDigm, Inc., 6.25%, 3/15/26(1)	3,200,000	3,412,016
TransDigm, Inc., 6.375%, 6/15/26	2,000,000	2,073,750
TransDigm, Inc., 7.50%, 3/15/27	1,200,000	1,283,028
TransDigm, Inc., 5.50%, 11/15/27	5,500,000	5,790,400
Triumph Group, Inc., 5.25%, 6/1/22	175,000	167,125
Triumph Group, Inc., 8.875%, 6/1/24(1)	375,000	412,266
Triumph Group, Inc., 6.25%, 9/15/24(1)	275,000	273,281
Triumph Group, Inc., 7.75%, 8/15/25	375,000	344,063
		31,659,851
Air Freight and Logistics — 0.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	375,000	387,422
Western Global Airlines LLC, 10.375%, 8/15/25(1)	875,000	977,813
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,624,000	1,632,323
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,100,000	1,121,312
XPO Logistics, Inc., 6.75%, 8/15/24(1)	475,000	505,281
XPO Logistics, Inc., 6.25%, 5/1/25(1)	1,775,000	1,913,477
		6,537,628
Airlines — 1.1%
Air Canada, 7.75%, 4/15/21(1)	1,375,000	1,383,594
American Airlines Group, Inc., 5.00%, 6/1/22(1)	1,775,000	1,599,071
American Airlines, Inc., 11.75%, 7/15/25(1)	2,500,000	2,886,875
Delta Air Lines, Inc., 3.40%, 4/19/21	450,000	452,974
Delta Air Lines, Inc., 3.625%, 3/15/22	600,000	617,438
Delta Air Lines, Inc., 3.80%, 4/19/23	550,000	564,976
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	600,000	693,130
Delta Air Lines, Inc., 7.375%, 1/15/26	400,000	457,212
Delta Air Lines, Inc., 3.75%, 10/28/29	25,000	24,246
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	600,000	641,523
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	109,232
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	275,000	296,141

Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	725,000	815,625
United Airlines Holdings, Inc., 4.25%, 10/1/22	250,000	251,562
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,370,000	1,362,294
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	425,000	460,367
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(2)(3)	275,000	22,688
		12,638,948
Auto Components — 1.4%
Adient US LLC, 9.00%, 4/15/25(1)	1,200,000	1,339,500
Clarios Global LP, 6.75%, 5/15/25(1)	675,000	728,372
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	3,850,000	4,189,028
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	800,000	844,860
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	3,500,000	3,960,425
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	650,000	665,724
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,300,000	1,420,250
Tenneco, Inc., 5.375%, 12/15/24	176,000	170,383
Tenneco, Inc., 5.00%, 7/15/26	1,300,000	1,198,437
Tenneco, Inc., 7.875%, 1/15/29(1)	1,675,000	1,883,764
		16,400,743
Automobiles — 2.6%
Ford Motor Co., 8.50%, 4/21/23	2,850,000	3,218,149
Ford Motor Co., 9.00%, 4/22/25	3,275,000	4,028,692
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	600,000	602,625
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	600,000	602,250
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,575,000	1,613,981
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	202,355
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	600,000	619,500
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	624,000
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	612,624
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,000,000	1,068,125
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,475,000	1,605,611
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	800,000	840,500
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,025,310
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	641,250
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	420,000
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	600,000	617,625
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,600,000	4,013,820
Ford Motor Credit Co. LLC, VRN, 1.05%, 4/5/21	450,000	448,084
Ford Motor Credit Co. LLC, VRN, 1.52%, 3/28/22	450,000	442,383
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,400,000	1,511,125
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	1,000,000	1,011,575
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	390,000
Tesla, Inc., 5.30%, 8/15/25(1)	2,734,000	2,853,613
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,225,000	1,319,172
		30,332,369
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	475,000	476,662
CIT Group, Inc., 5.00%, 8/15/22	231,000	245,193
CIT Group, Inc., 5.00%, 8/1/23	1,045,000	1,143,622
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	661,260
		2,526,737
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	375,000	395,228
BMC East LLC, 5.50%, 10/1/24(1)	1,290,000	1,325,475
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	2,152,000	2,336,986
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	500,000	538,125

Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	700,000	745,062
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	750,000	779,531
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,509,346
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	600,000	651,000
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	450,000	460,870
Masonite International Corp., 5.75%, 9/15/26(1)	400,000	419,424
Masonite International Corp., 5.375%, 2/1/28(1)	150,000	161,316
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)(2)(3)	350,000	108,500
PGT Innovations, Inc., 6.75%, 8/1/26(1)	725,000	773,800
Standard Industries, Inc., 5.00%, 2/15/27(1)	325,000	340,234
Standard Industries, Inc., 3.375%, 1/15/31(1)	475,000	477,969
		11,022,866
Capital Markets — 1.1%
AG Issuer LLC, 6.25%, 3/1/28(1)	925,000	937,719
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	225,000	239,320
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	645,000	648,048
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,705,000	2,814,052
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,425,000	1,477,725
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,475,000	2,626,569
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,950,000	2,095,275
NFP Corp., 7.00%, 5/15/25(1)	300,000	323,812
NFP Corp., 6.875%, 8/15/28(1)	1,875,000	2,004,244
		13,166,764
Chemicals — 1.9%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(4)	433,989	438,826
Avient Corp., 5.75%, 5/15/25(1)	800,000	851,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	200,000	212,000
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	751,875
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	700,000	618,551
FXI Holdings, Inc., 7.875%, 11/1/24(1)	300,000	303,000
FXI Holdings, Inc., 12.25%, 11/15/26(1)	2,365,000	2,700,156
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	300,000	330,375
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	185,000	188,120
Ingevity Corp., 3.875%, 11/1/28(1)	400,000	403,750
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,000,000	1,098,125
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	550,000	579,425
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(1)	425,000	434,074
Methanex Corp., 5.125%, 10/15/27	400,000	435,252
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	575,000	603,118
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	104,938
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,350,000	1,440,139
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	475,000	489,754
OCI NV, 5.25%, 11/1/24(1)	800,000	832,500
OCI NV, 4.625%, 10/15/25(1)	600,000	623,625
Olin Corp., 9.50%, 6/1/25(1)	1,075,000	1,344,610
Olin Corp., 5.625%, 8/1/29	550,000	598,128
Olin Corp., 5.00%, 2/1/30	175,000	186,780
Rayonier AM Products, Inc., 7.625%, 1/15/26(1)	300,000	313,200
SPCM SA, 4.875%, 9/15/25(1)	700,000	722,750
TPC Group, Inc., 10.50%, 8/1/24(1)	1,150,000	951,027
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,500,000	1,534,687
Tronox Finance plc, 5.75%, 10/1/25(1)	950,000	988,000
Tronox, Inc., 6.50%, 4/15/26(1)	650,000	677,625
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	950,000	1,008,681
		21,764,091

Commercial Services and Supplies — 1.5%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,225,000	2,375,299
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,400,000	2,620,176
Brink's Co. (The), 5.50%, 7/15/25(1)	375,000	401,016
Clean Harbors, Inc., 4.875%, 7/15/27(1)	375,000	391,875
Clean Harbors, Inc., 5.125%, 7/15/29(1)	100,000	109,544
Covanta Holding Corp., 5.00%, 9/1/30	650,000	696,272
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	607,500
GFL Environmental, Inc., 4.00%, 8/1/28(1)	1,200,000	1,211,250
IAA, Inc., 5.50%, 6/15/27(1)	625,000	663,672
Matthews International Corp., 5.25%, 12/1/25(1)	550,000	557,505
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,925,000	1,833,562
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	817,000
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	174,000	174,925
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	242,000	242,878
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	725,000	789,108
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	375,000	424,922
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	350,000	374,062
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	900,000	894,375
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	350,000	376,250
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	570,000	587,741
TMS International Holding Corp., 7.25%, 8/15/25(1)	700,000	714,000
		16,862,932
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,542,000	1,578,777
CommScope Technologies LLC, 5.00%, 3/15/27(1)	735,000	729,028
CommScope, Inc., 5.50%, 3/1/24(1)	775,000	800,083
CommScope, Inc., 6.00%, 3/1/26(1)	275,000	290,101
CommScope, Inc., 8.25%, 3/1/27(1)	575,000	614,534
CommScope, Inc., 7.125%, 7/1/28(1)	725,000	773,365
Nokia of America Corp., 6.45%, 3/15/29	2,006,000	2,206,600
ViaSat, Inc., 5.625%, 4/15/27(1)	425,000	447,047
		7,439,535
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,525,000	1,561,219
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	950,000	975,531
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	725,000	797,500
Pike Corp., 5.50%, 9/1/28(1)	700,000	741,125
PowerTeam Services LLC, 9.03%, 12/4/25(1)	400,000	446,044
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,150,000	1,204,625
		5,726,044
Construction Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	800,000	911,400
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,800,000	1,983,168
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	658,650
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	1,550,000	1,625,501
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	175,000	178,700
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	550,000	586,333
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	775,000	814,719
US Concrete, Inc., 6.375%, 6/1/24	633,000	650,012
US Concrete, Inc., 5.125%, 3/1/29(1)	575,000	593,328
		8,001,811
Consumer Finance — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	975,000	1,166,261
Ally Financial, Inc., 3.875%, 5/21/24	575,000	630,450

Ally Financial, Inc., 8.00%, 11/1/31	1,100,000	1,617,021
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	10,000	10,219
Credit Acceptance Corp., 5.125%, 12/31/24(1)	225,000	234,540
Credit Acceptance Corp., 6.625%, 3/15/26	50,000	53,438
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	903,984
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	2,642,437	2,364,981
Navient Corp., 5.50%, 1/25/23	280,000	293,475
Navient Corp., 7.25%, 9/25/23	1,400,000	1,536,997
Navient Corp., 5.875%, 10/25/24	1,980,000	2,108,700
Navient Corp., 6.75%, 6/25/25	3,550,000	3,865,062
Navient Corp., 6.75%, 6/15/26	900,000	982,688
Navient Corp., 5.00%, 3/15/27	200,000	202,026
Navient Corp., MTN, 6.125%, 3/25/24	560,000	599,544
OneMain Finance Corp., 7.75%, 10/1/21	75,000	79,031
OneMain Finance Corp., 6.125%, 5/15/22	100,000	106,250
OneMain Finance Corp., 6.875%, 3/15/25	1,200,000	1,395,750
OneMain Finance Corp., 8.875%, 6/1/25	575,000	651,533
OneMain Finance Corp., 7.125%, 3/15/26	2,325,000	2,752,230
OneMain Finance Corp., 6.625%, 1/15/28	1,315,000	1,563,785
OneMain Finance Corp., 5.375%, 11/15/29	350,000	394,625
OneMain Finance Corp., 4.00%, 9/15/30	225,000	233,744
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	96,000	100,787
		23,847,121
Containers and Packaging — 1.6%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	2,800,000	2,992,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,525,000	1,602,485
Berry Global, Inc., 4.875%, 7/15/26(1)	800,000	860,188
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	575,000	609,140
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	625,000	665,430
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	661,375
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	750,000	789,990
Greif, Inc., 6.50%, 3/1/27(1)	944,000	1,000,050
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	500,000	497,500
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	800,000	823,500
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	415,000	423,794
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,200,000	3,236,000
OI European Group BV, 4.00%, 3/15/23(1)	408,000	417,435
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	720,000	772,650
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	25,000	27,766
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	275,000	298,203
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	350,000	361,156
Sealed Air Corp., 4.00%, 12/1/27(1)	275,000	294,250
Silgan Holdings, Inc., 4.125%, 2/1/28	375,000	390,469
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	700,000	747,250
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	325,000	331,060
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,000,000	1,059,375
		18,861,566
Distributors — 0.4%
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	900,000	927,252
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,375,000	1,385,312
Performance Food Group, Inc., 5.50%, 10/15/27(1)	475,000	501,994
Resideo Funding, Inc., 6.125%, 11/1/26(1)	75,000	79,125
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,225,000	1,295,977
		4,189,660

Diversified Consumer Services — 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	550,000	578,875
Graham Holdings Co., 5.75%, 6/1/26(1)	1,075,000	1,132,577
Sotheby's, 7.375%, 10/15/27(1)	600,000	643,764
		2,355,216
Diversified Financial Services — 1.0%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	275,000	285,284
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	1,025,000	1,089,595
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	800,000	832,252
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	3,500,000	3,425,625
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	875,000	875,888
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	725,000	775,297
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	725,000	792,063
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	900,000	1,072,125
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	450,000	488,925
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.625%, 11/1/26(1)	400,000	417,000
Verscend Escrow Corp., 9.75%, 8/15/26(1)	775,000	841,359
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	775,000	796,312
		11,691,725
Diversified Telecommunication Services — 4.4%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,000,000	2,248,750
Altice France Holding SA, 6.00%, 2/15/28(1)	2,425,000	2,460,369
Altice France SA, 7.375%, 5/1/26(1)	3,250,000	3,424,687
Altice France SA, 8.125%, 2/1/27(1)	2,200,000	2,428,041
Altice France SA, 5.50%, 1/15/28(1)	800,000	837,408
Altice France SA, 5.125%, 1/15/29(1)	400,000	414,750
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	403,000
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	419,250
CenturyLink, Inc., 6.45%, 6/15/21	325,000	331,893
CenturyLink, Inc., 5.80%, 3/15/22	400,000	417,750
CenturyLink, Inc., 6.75%, 12/1/23	1,450,000	1,617,656
CenturyLink, Inc., 7.50%, 4/1/24	775,000	878,656
CenturyLink, Inc., 5.125%, 12/15/26(1)	950,000	1,004,544
CenturyLink, Inc., 4.50%, 1/15/29(1)	1,775,000	1,809,391
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,600,000	1,725,712
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	550,000	589,325
Embarq Corp., 8.00%, 6/1/36	2,040,000	2,520,063
Frontier Communications Corp., 10.50%, 9/15/22(2)(3)	8,200,000	4,292,823
Frontier Communications Corp., 5.875%, 10/15/27(1)	300,000	324,938
Frontier Communications Corp., 5.00%, 5/1/28(1)	625,000	652,734
Frontier Communications Corp., 6.75%, 5/1/29(1)	975,000	1,045,078
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,250,000	1,384,137
Hughes Satellite Systems Corp., 6.625%, 8/1/26	425,000	482,388
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,450,000	1,040,230
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	75,000	54,120
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(3)	75,000	3,750
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	600,000	30,000
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	618,195
Level 3 Financing, Inc., 5.25%, 3/15/26	550,000	569,003
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,225,000	1,259,912
QualityTech LP / QTS Finance Corp., 3.875%, 10/1/28(1)	375,000	382,969
Sprint Capital Corp., 8.75%, 3/15/32	4,725,000	7,486,172
Switch Ltd., 3.75%, 9/15/28(1)	575,000	584,703
Telecom Italia Capital SA, 6.375%, 11/15/33	425,000	523,734
Telecom Italia Capital SA, 6.00%, 9/30/34	1,985,000	2,422,871

Telecom Italia Capital SA, 7.20%, 7/18/36	225,000	304,272
Telecom Italia SpA, 5.30%, 5/30/24(1)	175,000	190,579
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	775,000	804,547
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	875,000	915,600
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	650,000	655,769
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,125,000	1,129,281
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	75,000	79,442
		50,768,492
Electric Utilities — 1.1%
Drax Finco plc, 6.625%, 11/1/25(1)	1,150,000	1,206,781
FirstEnergy Corp., 4.85%, 7/15/47	1,985,000	2,470,426
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	50,000	53,563
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,425,000	1,523,859
NRG Energy, Inc., 7.25%, 5/15/26	620,000	655,030
NRG Energy, Inc., 6.625%, 1/15/27	125,000	132,188
NRG Energy, Inc., 3.375%, 2/15/29(1)	600,000	615,405
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,275,000	1,314,111
PG&E Corp., 5.00%, 7/1/28	600,000	639,795
Talen Energy Supply LLC, 6.50%, 6/1/25	75,000	61,359
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,300,000	1,159,639
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	225,000	240,005
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	475,000	497,769
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	280,000	292,166
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,475,000	1,564,975
		12,427,071
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,250,000	1,376,444
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	675,000	768,619
		2,145,063
Electronic Equipment, Instruments and Components — 0.2%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	600,000	642,750
MTS Systems Corp., 5.75%, 8/15/27(1)	475,000	516,954
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	425,000	441,078
TTM Technologies, Inc., 5.625%, 10/1/25(1)	575,000	590,752
		2,191,534
Energy Equipment and Services — 1.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	525,000	566,344
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,550,000	1,617,363
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	200,000	36,500
ChampionX Corp., 6.375%, 5/1/26	925,000	937,543
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(2)(3)	250,000	31,536
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(2)(3)	850,000	108,205
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(2)(3)	400,000	50,000
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43(2)(3)	75,000	9,510
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,900,000	1,145,918
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	525,000	440,289
Nabors Industries Ltd., 7.25%, 1/15/26(1)	650,000	456,979
Nabors Industries Ltd., 7.50%, 1/15/28(1)	800,000	550,260
Nabors Industries, Inc., 5.75%, 2/1/25	2,350,000	1,229,684
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	425,000	190,853
Noble Holding International Ltd., 7.875%, 2/1/26(1)(2)(3)	1,075,000	433,827
Precision Drilling Corp., 5.25%, 11/15/24	975,000	846,422
Precision Drilling Corp., 7.125%, 1/15/26(1)	650,000	567,814
SESI LLC, 7.125%, 12/15/21(1)(2)(3)	1,200,000	392,376
SESI LLC, 7.75%, 9/15/24(2)	350,000	113,750

Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,450,000	672,437
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	975,000	821,437
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	500,000	456,250
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	528,363	482,132
Transocean, Inc., 11.50%, 1/30/27(1)	890,000	638,019
Transocean, Inc., 8.00%, 2/1/27(1)	1,600,000	776,000
Transocean, Inc., 9.35%, 12/15/41	250,000	88,750
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,350,000	1,413,281
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	550,000	588,099
		15,661,578
Entertainment — 0.7%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	950,000	987,853
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	164,000	111,520
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(5)	1,539,285	350,187
Cinemark USA, Inc., 5.125%, 12/15/22	854,000	838,521
Cinemark USA, Inc., 4.875%, 6/1/23	625,000	594,922
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	925,000	951,006
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	500,000	509,323
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	1,052,163
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)(6)	325,000	329,193
Netflix, Inc., 5.875%, 11/15/28	425,000	510,227
Netflix, Inc., 6.375%, 5/15/29	1,225,000	1,514,406
Netflix, Inc., 5.375%, 11/15/29(1)	450,000	531,000
		8,280,321
Equity Real Estate Investment Trusts (REITs) — 2.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,500,000	1,704,540
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	650,000	667,209
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	900,000	923,625
FelCor Lodging LP, 6.00%, 6/1/25	1,805,000	1,847,679
GEO Group, Inc. (The), 6.00%, 4/15/26	75,000	59,813
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	775,000	807,534
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	275,000	286,688
Iron Mountain, Inc., 5.00%, 7/15/28(1)	300,000	319,089
Iron Mountain, Inc., 4.875%, 9/15/29(1)	400,000	422,400
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,525,000	1,648,906
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,275,000	1,337,156
Iron Mountain, Inc., 5.625%, 7/15/32(1)	75,000	82,790
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	550,000	589,600
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	825,000	853,359
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	1,375,000	1,487,578
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	125,000	133,359
Service Properties Trust, 5.00%, 8/15/22	1,000,000	1,020,000
Service Properties Trust, 4.35%, 10/1/24	2,050,000	2,026,937
Service Properties Trust, 7.50%, 9/15/25	475,000	547,671
Service Properties Trust, 5.25%, 2/15/26	375,000	377,813
Service Properties Trust, 4.95%, 2/15/27	475,000	478,563
Service Properties Trust, 5.50%, 12/15/27	750,000	820,391
Service Properties Trust, 3.95%, 1/15/28	150,000	145,219
Service Properties Trust, 4.95%, 10/1/29	225,000	225,984
Service Properties Trust, 4.375%, 2/15/30	200,000	195,375
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,845,000	1,866,909
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	350,000	376,514
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	1,085,000	1,108,734
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	300,000	311,618
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	375,000	384,083

VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	375,000	396,330
XHR LP, 6.375%, 8/15/25(1)	775,000	819,078
		24,272,544
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	700,000	718,200
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	4,000	4,135
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,025,000	1,091,425
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	825,000	834,487
Rite Aid Corp., 7.50%, 7/1/25(1)	640,000	669,136
Rite Aid Corp., 8.00%, 11/15/26(1)	988,000	1,057,941
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,550,000	1,639,125
United Natural Foods, Inc., 6.75%, 10/15/28(1)	350,000	366,618
		6,381,067
Food Products — 2.5%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	725,000	724,043
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	1,225,000	1,288,351
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	400,000	407,000
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,325,000	1,366,095
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	425,000	452,699
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,275,000	1,394,531
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	225,000	239,063
JBS Investments II GmbH, 7.00%, 1/15/26(1)	600,000	648,570
JBS Investments II GmbH, 5.75%, 1/15/28(1)	600,000	643,131
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,760,000	1,821,600
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,275,000	1,466,582
Kraft Heinz Foods Co., 5.00%, 7/15/35	1,350,000	1,637,101
Kraft Heinz Foods Co., 6.875%, 1/26/39	500,000	693,651
Kraft Heinz Foods Co., 5.00%, 6/4/42	625,000	733,322
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,750,000	2,080,925
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,125,000	3,381,214
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	2,500,000	2,916,682
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,780,000	1,829,573
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,575,000	2,731,109
Post Holdings, Inc., 5.625%, 1/15/28(1)	325,000	346,734
US Foods, Inc., 5.875%, 6/15/24(1)	1,050,000	1,066,406
US Foods, Inc., 6.25%, 4/15/25(1)	350,000	374,530
		28,242,912
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,195,000	1,363,011
Health Care Equipment and Supplies — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	725,000	773,484
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	1,025,000	1,083,297
		1,856,781
Health Care Providers and Services — 3.8%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	725,000	780,046
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	600,000	642,000
Air Methods Corp., 8.00%, 5/15/25(1)	1,650,000	1,400,264
Centene Corp., 4.75%, 1/15/25	1,850,000	1,900,838
Centene Corp., 5.375%, 6/1/26(1)	300,000	316,788
Centene Corp., 4.25%, 12/15/27	1,700,000	1,805,935
Centene Corp., 3.00%, 10/15/30	1,150,000	1,220,322
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	1,094,000	1,091,949
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	975,000	1,018,266
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	1,183,000	1,227,362
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,725,000	1,818,762

CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,700,000	1,833,450
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,000,000	1,076,500
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,692,000	1,840,050
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	817,000	658,416
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	750,000	811,132
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,290,000	1,360,815
DaVita, Inc., 4.625%, 6/1/30(1)	1,525,000	1,617,453
DaVita, Inc., 3.75%, 2/15/31(1)	1,050,000	1,068,097
Encompass Health Corp., 4.75%, 2/1/30	400,000	429,176
Encompass Health Corp., 4.625%, 4/1/31	775,000	830,219
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,225,000	773,048
HCA, Inc., 5.375%, 2/1/25	1,725,000	1,942,376
HCA, Inc., 7.69%, 6/15/25	770,000	926,807
HCA, Inc., 5.375%, 9/1/26	25,000	28,782
IQVIA, Inc., 5.00%, 5/15/27(1)	575,000	612,369
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	675,000	726,509
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	50,000	50,875
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	675,000	725,625
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	700,000	744,940
Providence Service Corp. (The), 5.875%, 11/15/25(1)	400,000	423,750
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	625,000	654,481
Select Medical Corp., 6.25%, 8/15/26(1)	900,000	970,614
Tenet Healthcare Corp., 6.75%, 6/15/23	650,000	699,920
Tenet Healthcare Corp., 4.625%, 7/15/24	931,000	955,225
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	575,000	594,228
Tenet Healthcare Corp., 5.125%, 5/1/25	900,000	918,666
Tenet Healthcare Corp., 7.00%, 8/1/25	725,000	750,756
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	600,000	628,410
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	200,000	212,279
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	300,000	318,375
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	575,000	603,391
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	3,875,000	4,051,429
Tenet Healthcare Corp., 6.875%, 11/15/31	500,000	529,280
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	700,000	718,813
		44,308,788
Hotels, Restaurants and Leisure — 9.7%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	232,000	236,872
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	75,000	77,377
1011778 BC ULC / New Red Finance, Inc., 3.50%, 2/15/29(1)	275,000	275,172
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	3,300,000	3,350,853
Affinity Gaming, 6.875%, 12/15/27(1)	700,000	734,125
Aramark Services, Inc., 5.00%, 4/1/25(1)	320,000	330,080
Aramark Services, Inc., 6.375%, 5/1/25(1)	475,000	508,250
Arrow Bidco LLC, 9.50%, 3/15/24(1)	275,000	242,315
Bally's Corp., 6.75%, 6/1/27(1)	450,000	483,469
Boyd Gaming Corp., 8.625%, 6/1/25(1)	400,000	445,376
Boyd Gaming Corp., 6.375%, 4/1/26	2,040,000	2,122,008
Boyd Gaming Corp., 6.00%, 8/15/26	1,800,000	1,872,000
Boyne USA, Inc., 7.25%, 5/1/25(1)	646,000	679,511
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	975,000	1,039,599
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	5,675,000	6,289,759
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	125,000	132,603
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,600,000	1,619,048
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	1,006,333	550,967
Carnival Corp., 11.50%, 4/1/23(1)	3,100,000	3,589,102

Carnival Corp., 10.50%, 2/1/26(1)	1,500,000	1,749,375
Carnival Corp., 7.625%, 3/1/26(1)	1,900,000	2,073,593
Carnival Corp., 9.875%, 8/1/27(1)	1,275,000	1,468,641
Carnival Corp., 6.65%, 1/15/28	775,000	805,516
CCM Merger, Inc., 6.375%, 5/1/26(1)	225,000	236,813
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	450,000	452,250
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	550,000	574,063
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28(1)	1,150,000	1,249,216
Churchill Downs, Inc., 5.50%, 4/1/27(1)	725,000	769,272
Churchill Downs, Inc., 4.75%, 1/15/28(1)	575,000	606,519
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	400,000	422,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	850,000	865,848
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,850,000	2,088,187
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,555,000	1,467,368
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	1,275,000	1,372,812
Golden Nugget, Inc., 6.75%, 10/15/24(1)	4,000,000	3,976,280
Golden Nugget, Inc., 8.75%, 10/1/25(1)	3,500,000	3,626,875
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	575,000	611,512
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,825,000	1,888,875
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	575,000	626,391
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	400,000	417,826
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)(7)	447,428	447,428
IRB Holding Corp., 7.00%, 6/15/25(1)	700,000	765,992
IRB Holding Corp., 6.75%, 2/15/26(1)	650,000	671,677
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	875,000	898,971
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	1,175,000	1,244,225
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	4,862,000	4,703,985
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	250,000	266,875
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	275,000	280,104
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	400,000	418,688
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,000,000	1,047,479
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	800,000	844,021
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	800,000	833,480
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	1,600,000	1,685,216
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	621,063
MGM Resorts International, 7.75%, 3/15/22	1,305,000	1,392,272
MGM Resorts International, 6.00%, 3/15/23	3,035,000	3,262,625
MGM Resorts International, 6.75%, 5/1/25	550,000	596,186
MGM Resorts International, 5.50%, 4/15/27	158,000	176,313
MGM Resorts International, 4.75%, 10/15/28	1,600,000	1,717,992
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,800,000	2,929,500
Motion Bondco DAC, 6.625%, 11/15/27(1)	400,000	419,500
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	750,000	773,437
NCL Corp. Ltd., 12.25%, 5/15/24(1)	825,000	991,031
NCL Corp. Ltd., 3.625%, 12/15/24(1)	400,000	380,750
NCL Corp. Ltd., 10.25%, 2/1/26(1)	800,000	938,000
NCL Corp. Ltd., 5.875%, 3/15/26(1)	1,000,000	1,055,625
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,050,000	1,056,139
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	700,000	760,375
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	1,175,000	1,375,102
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	975,000	866,063
Scientific Games International, Inc., 8.25%, 3/15/26(1)	100,000	107,931
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,350,000	3,607,615
Scientific Games International, Inc., 7.25%, 11/15/29(1)	550,000	604,555
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/25(1)	3,825,000	4,159,687

Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,575,000	1,642,252
Studio City Finance Ltd., 6.00%, 7/15/25(1)	800,000	846,400
Studio City Finance Ltd., 6.50%, 1/15/28(1)	325,000	349,326
Viking Cruises Ltd., 6.25%, 5/15/25(1)	875,000	860,689
Viking Cruises Ltd., 13.00%, 5/15/25(1)	1,125,000	1,346,484
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,550,000	1,518,773
VOC Escrow Ltd., 5.00%, 2/15/28(1)	975,000	969,945
Wyndham Destinations, Inc., 6.625%, 7/31/26(1)	1,325,000	1,518,781
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	375,000	397,208
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	2,025,000	2,119,507
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,525,000	2,607,378
Wynn Macau Ltd., 5.50%, 1/15/26(1)	1,000,000	1,041,250
Wynn Macau Ltd., 5.50%, 10/1/27(1)	600,000	623,880
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,400,000	1,469,902
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	975,000	1,057,841
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	250,000	262,188
		112,459,424
Household Durables — 2.4%
Adams Homes, Inc., 7.50%, 2/15/25(1)	775,000	814,234
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	700,000	730,552
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	525,000	553,875
Beazer Homes USA, Inc., 6.75%, 3/15/25	625,000	653,028
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,500,000	1,695,982
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	1,150,000	1,187,254
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	750,000	776,017
Century Communities, Inc., 5.875%, 7/15/25	925,000	965,372
Century Communities, Inc., 6.75%, 6/1/27	1,025,000	1,097,370
Empire Communities Corp., 7.00%, 12/15/25(1)	625,000	660,225
Installed Building Products, Inc., 5.75%, 2/1/28(1)	650,000	694,564
KB Home, 7.00%, 12/15/21	715,000	741,366
KB Home, 7.625%, 5/15/23	200,000	221,500
KB Home, 6.875%, 6/15/27	575,000	675,625
Mattamy Group Corp., 4.625%, 3/1/30(1)	875,000	929,005
Meritage Homes Corp., 7.00%, 4/1/22	1,065,000	1,135,306
Meritage Homes Corp., 6.00%, 6/1/25	750,000	851,719
New Home Co., Inc. (The), 7.25%, 10/15/25(1)	250,000	257,373
Newell Brands, Inc., 4.70%, 4/1/26	2,050,000	2,261,006
Newell Brands, Inc., 5.875%, 4/1/36	1,925,000	2,343,687
Newell Brands, Inc., 6.00%, 4/1/46	450,000	575,438
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	500,000	535,725
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	675,000	699,891
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	575,000	592,250
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,000,000	1,037,500
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	450,000	488,025
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	625,000	709,766
TopBuild Corp., 5.625%, 5/1/26(1)	1,000,000	1,039,375
TRI Pointe Group, Inc., 5.25%, 6/1/27	25,000	27,277
TRI Pointe Group, Inc., 5.70%, 6/15/28	450,000	509,175
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,215,000	1,329,969
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	775,000	803,578
		27,593,029
Household Products — 0.4%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	496,078
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	575,000	589,231
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	300,000	313,500

Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	500,000	524,447
Prestige Brands, Inc., 6.375%, 3/1/24(1)	225,000	230,344
Prestige Brands, Inc., 5.125%, 1/15/28(1)	525,000	560,766
Spectrum Brands, Inc., 5.75%, 7/15/25	1,025,000	1,059,696
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	300,000	323,813
		4,097,875
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp., 5.25%, 6/1/26(1)	654,000	677,544
Calpine Corp., 4.50%, 2/15/28(1)	1,250,000	1,301,875
Calpine Corp., 5.125%, 3/15/28(1)	1,475,000	1,553,743
Calpine Corp., 4.625%, 2/1/29(1)	1,250,000	1,287,225
Calpine Corp., 5.00%, 2/1/31(1)	625,000	654,062
Clearway Energy Operating LLC, 5.75%, 10/15/25	1,575,000	1,660,641
Clearway Energy Operating LLC, 5.00%, 9/15/26	795,000	825,655
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,075,000	1,153,948
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	850,000	880,281
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,050,000	1,181,801
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	675,000	723,742
		11,900,517
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	350,000	373,121
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	1,050,000	1,114,008
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,850,000	1,929,411
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	450,000	517,428
AssuredPartners, Inc., 7.00%, 8/15/25(1)	850,000	883,630
AssuredPartners, Inc., 5.625%, 1/15/29(1)	500,000	522,500
Genworth Holdings, Inc., 7.625%, 9/24/21	1,185,000	1,205,737
Genworth Holdings, Inc., 4.90%, 8/15/23	950,000	900,719
Genworth Holdings, Inc., 4.80%, 2/15/24	75,000	70,266
Genworth Holdings, Inc., VRN, 2.22%, 11/15/66	450,000	186,750
HUB International Ltd., 7.00%, 5/1/26(1)	2,050,000	2,145,930
		9,476,379
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	400,000	405,830
Arches Buyer, Inc., 6.125%, 12/1/28(1)	150,000	155,186
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)	825,000	865,900
		1,426,916
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,425,000	1,502,484
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	450,000	479,880
QVC, Inc., 4.75%, 2/15/27	650,000	698,344
		2,680,708
IT Services — 1.0%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	2,600,000	2,811,172
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	1,225,000	1,283,867
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,725,000	528,281
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	750,000	796,875
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,375,000	1,520,235
Science Applications International Corp., 4.875%, 4/1/28(1)	1,150,000	1,220,978
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	1,925,000	1,991,990
Vericast Corp., 8.375%, 8/15/22(1)	1,375,000	1,402,500
		11,555,898
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	625,000	660,294

Mattel, Inc., 5.875%, 12/15/27(1)	475,000	528,734
Mattel, Inc., 6.20%, 10/1/40	100,000	117,179
Mattel, Inc., 5.45%, 11/1/41	325,000	359,010
		1,665,217
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	475,000	498,406
Syneos Health, Inc., 3.625%, 1/15/29(1)	500,000	502,320
		1,000,726
Machinery — 1.1%
ATS Automation Tooling Systems, Inc., 4.125%, 12/15/28(1)	250,000	255,000
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	225,000	223,008
EnPro Industries, Inc., 5.75%, 10/15/26	625,000	666,287
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	425,000	431,392
Granite US Holdings Corp., 11.00%, 10/1/27(1)	450,000	501,750
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	675,000	736,172
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	475,000	470,250
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	375,000	405,703
Navistar International Corp., 9.50%, 5/1/25(1)	1,850,000	2,080,094
Navistar International Corp., 6.625%, 11/1/25(1)	1,075,000	1,127,567
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	375,000	406,335
Tennant Co., 5.625%, 5/1/25	400,000	417,500
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	950,000	985,625
Titan International, Inc., 6.50%, 11/30/23	850,000	789,348
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)	600,000	655,125
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	600,000	637,125
Wabash National Corp., 5.50%, 10/1/25(1)	725,000	742,143
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,450,000	1,542,285
		13,072,709
Media — 6.1%
Altice Financing SA, 7.50%, 5/15/26(1)	1,645,000	1,738,025
Altice Financing SA, 5.00%, 1/15/28(1)	1,450,000	1,487,627
AMC Networks, Inc., 4.75%, 12/15/22	67,000	67,233
AMC Networks, Inc., 5.00%, 4/1/24	413,000	420,228
Cable One, Inc., 4.00%, 11/15/30(1)	575,000	598,359
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	378,047
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	1,075,000	1,115,479
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	125,000	137,174
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	675,000	717,191
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	425,000	448,422
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	3,900,000	4,168,983
Clear Channel International BV, 6.625%, 8/1/25(1)	1,575,000	1,667,531
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	933,000	947,093
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,375,000	2,401,719
CSC Holdings LLC, 6.75%, 11/15/21	50,000	52,344
CSC Holdings LLC, 5.875%, 9/15/22	300,000	318,188
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,526,749
CSC Holdings LLC, 5.75%, 1/15/30(1)	5,325,000	5,844,214
CSC Holdings LLC, 4.125%, 12/1/30(1)	600,000	627,960
CSC Holdings LLC, 4.625%, 12/1/30(1)	950,000	992,878
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,775,000	3,074,266
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,075,000	651,719
DISH DBS Corp., 6.75%, 6/1/21	300,000	306,363
DISH DBS Corp., 5.875%, 11/15/24	250,000	262,500
DISH DBS Corp., 7.375%, 7/1/28	1,500,000	1,599,375
EW Scripps Co. (The), 5.125%, 5/15/25(1)	550,000	562,436

GCI LLC, 4.75%, 10/15/28(1)	975,000	1,041,714
Gray Television, Inc., 5.875%, 7/15/26(1)	1,275,000	1,336,359
Gray Television, Inc., 7.00%, 5/15/27(1)	550,000	602,938
Gray Television, Inc., 4.75%, 10/15/30(1)	1,775,000	1,804,953
iHeartCommunications, Inc., 6.375%, 5/1/26	700,000	750,312
iHeartCommunications, Inc., 8.375%, 5/1/27	75,000	80,188
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	1,300,000	1,363,947
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	825,000	851,144
Lamar Media Corp., 3.75%, 2/15/28	375,000	386,091
Lamar Media Corp., 4.00%, 2/15/30	750,000	779,531
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	800,000	862,000
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,025,000	1,074,774
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	475,000	509,587
Nexstar Broadcasting, Inc., 4.75%, 11/1/28(1)	1,025,000	1,074,328
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,250,000	1,273,987
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	150,000	153,508
Quebecor Media, Inc., 5.75%, 1/15/23	550,000	595,375
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,051,875
Salem Media Group, Inc., 6.75%, 6/1/24(1)	450,000	411,750
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	325,000	339,420
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	350,000	368,718
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	525,000	549,124
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	600,000	619,044
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	625,000	637,109
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	975,000	1,018,085
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,225,000	1,256,856
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	900,000	914,625
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	925,000	959,687
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	825,000	909,305
TEGNA, Inc., 4.75%, 3/15/26(1)	375,000	400,894
TEGNA, Inc., 4.625%, 3/15/28(1)	2,875,000	2,945,078
TEGNA, Inc., 5.00%, 9/15/29	500,000	528,679
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,536,000	1,568,632
Townsquare Media, Inc., 6.875%, 2/1/26(1)(6)	625,000	656,422
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,050,000	1,059,844
Univision Communications, Inc., 9.50%, 5/1/25(1)	600,000	670,500
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,050,000	1,129,564
UPC Holding BV, 5.50%, 1/15/28(1)	800,000	845,500
Videotron Ltd., 5.00%, 7/15/22	525,000	552,896
Videotron Ltd., 5.375%, 6/15/24(1)	275,000	304,044
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,000,000	1,038,750
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	217,068
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	400,000	416,400
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	975,000	1,032,179
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	211,310
Ziggo BV, 5.50%, 1/15/27(1)	787,000	822,883
		70,089,080
Metals and Mining — 4.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,969,875
Allegheny Technologies, Inc., 5.875%, 12/1/27	775,000	817,141
ArcelorMittal SA, 4.55%, 3/11/26	625,000	702,386
ArcelorMittal SA, 7.25%, 10/15/39	725,000	1,018,445
Arconic Corp., 6.00%, 5/15/25(1)	975,000	1,042,641
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	775,000	840,732
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,150,000	1,244,156

Carpenter Technology Corp., 6.375%, 7/15/28	1,175,000	1,297,222
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	794,000	807,399
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	475,000	559,313
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	450,000	486,563
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,275,000	1,301,609
Coeur Mining, Inc., 5.875%, 6/1/24	550,000	556,130
Commercial Metals Co., 5.75%, 4/15/26	100,000	103,547
Commercial Metals Co., 5.375%, 7/15/27	50,000	52,750
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	400,000	434,324
Constellium SE, 6.625%, 3/1/25(1)	2,665,000	2,726,628
Constellium SE, 5.625%, 6/15/28(1)	525,000	566,672
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	304,499
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,950,000	5,095,406
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	800,000	834,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,000,000	2,090,600
Freeport-McMoRan, Inc., 5.00%, 9/1/27	925,000	983,756
Freeport-McMoRan, Inc., 4.125%, 3/1/28	1,175,000	1,234,484
Freeport-McMoRan, Inc., 4.375%, 8/1/28	850,000	904,719
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,000,000	2,156,880
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,000,000	1,099,275
Freeport-McMoRan, Inc., 5.45%, 3/15/43	3,850,000	4,800,411
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	152,625
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	225,000	224,103
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	250,000	260,156
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	625,000	675,000
IAMGOLD Corp., 5.75%, 10/15/28(1)	825,000	838,406
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	2,075,000	2,225,437
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	175,000	181,858
Mineral Resources Ltd., 8.125%, 5/1/27(1)	975,000	1,081,031
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	425,000	363,243
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	400,000	2,950
Novelis Corp., 5.875%, 9/30/26(1)	1,265,000	1,323,506
Novelis Corp., 4.75%, 1/30/30(1)	1,575,000	1,699,803
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,050,000	1,089,375
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(2)(3)	200,000	79,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,750,000	1,778,026
		48,006,082
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	73,000	73,091
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,376,000	1,385,460
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	575,000	566,375
		2,024,926
Multiline Retail†
99 Escrow Issuer, Inc., 7.50%, 1/15/26(1)	375,000	373,594
Oil, Gas and Consumable Fuels — 12.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	1,000,000	977,500
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,450,000	1,500,866
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,100,000	1,082,812
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	200,000	192,520
Antero Resources Corp., 5.625%, 6/1/23	150,000	147,188
Antero Resources Corp., 5.00%, 3/1/25	75,000	71,391
Antero Resources Corp., 8.375%, 7/15/26(1)(6)	125,000	127,899
Apache Corp., 3.25%, 4/15/22	200,000	202,000
Apache Corp., 4.25%, 1/15/30	975,000	1,025,578
Apache Corp., 5.10%, 9/1/40	1,900,000	2,041,312

Apache Corp., 5.25%, 2/1/42	175,000	189,042
Apache Corp., 4.75%, 4/15/43	825,000	856,960
Apache Corp., 7.375%, 8/15/47	350,000	382,375
Apache Corp., 5.35%, 7/1/49	350,000	359,986
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	125,000	119,875
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	780,000	869,700
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	775,000	775,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,227,625
Callon Petroleum Co., 6.25%, 4/15/23	1,075,000	685,312
Callon Petroleum Co., 6.125%, 10/1/24	1,400,000	808,500
Callon Petroleum Co., 8.25%, 7/15/25	50,000	27,182
Callon Petroleum Co., 6.375%, 7/1/26	625,000	325,000
Cenovus Energy, Inc., 3.00%, 8/15/22	775,000	792,099
Cenovus Energy, Inc., 5.375%, 7/15/25	475,000	535,853
Cenovus Energy, Inc., 5.25%, 6/15/37	300,000	339,636
Cenovus Energy, Inc., 6.75%, 11/15/39	400,000	528,854
Cenovus Energy, Inc., 5.40%, 6/15/47	500,000	586,976
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	1,025,000	717,500
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	125,000	90,051
Chaparral Energy, Inc., 9.00%, 2/14/25	180,793	146,849
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	725,000	762,156
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,500,000	2,306,250
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	350,000	343,875
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	975,000	974,391
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	1,804,000	1,840,080
CNX Resources Corp., 7.25%, 3/14/27(1)	1,650,000	1,767,595
CNX Resources Corp., 6.00%, 1/15/29(1)	925,000	949,383
Comstock Resources, Inc., 7.50%, 5/15/25(1)	850,000	862,750
Comstock Resources, Inc., 9.75%, 8/15/26	375,000	402,750
Comstock Resources, Inc., 9.75%, 8/15/26	700,000	751,625
Continental Resources, Inc., 4.50%, 4/15/23	196,000	202,454
Continental Resources, Inc., 5.75%, 1/15/31(1)	1,525,000	1,695,579
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,495,000	1,501,541
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,450,000	1,481,719
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	325,000	330,688
DCP Midstream Operating LP, 5.375%, 7/15/25	850,000	935,591
DCP Midstream Operating LP, 5.125%, 5/15/29	875,000	971,959
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	525,000	511,164
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	500,000	535,780
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	325,000	334,108
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	925,000	999,185
EnLink Midstream LLC, 5.625%, 1/15/28(1)	150,000	153,598
EnLink Midstream LLC, 5.375%, 6/1/29	1,550,000	1,510,281
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	321,513
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,525,000	1,481,156
EnLink Midstream Partners LP, 5.60%, 4/1/44	375,000	302,548
EnLink Midstream Partners LP, 5.05%, 4/1/45	300,000	239,789
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,300,000	1,046,500
EQM Midstream Partners LP, 4.75%, 7/15/23	1,200,000	1,263,876
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	206,357
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	800,000	877,000
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	422,794
EQM Midstream Partners LP, 5.50%, 7/15/28	875,000	958,107
EQM Midstream Partners LP, 6.50%, 7/15/48	800,000	831,252
EQT Corp., 7.875%, 2/1/25	450,000	513,065

EQT Corp., 3.90%, 10/1/27	1,225,000	1,219,273
EQT Corp., 5.00%, 1/15/29	300,000	317,046
EQT Corp., 8.75%, 2/1/30	1,629,000	1,993,489
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	350,000	341,031
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	425,000	423,938
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	1,375,000	1,317,855
Gulfport Energy Corp., 6.00%, 10/15/24(2)(3)	620,000	410,750
Gulfport Energy Corp., 6.375%, 5/15/25(2)(3)	760,000	503,500
Gulfport Energy Corp., 6.375%, 1/15/26(2)	525,000	347,813
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,325,000	1,412,781
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	2,106,000	2,194,189
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,875,000	1,961,719
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,100,000	1,128,556
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	875,000	883,203
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	1,250,000	1,281,250
Jagged Peak Energy LLC, 5.875%, 5/1/26	700,000	726,575
Laredo Petroleum, Inc., 9.50%, 1/15/25	800,000	696,752
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,050,000	1,073,625
Matador Resources Co., 5.875%, 9/15/26	650,000	637,813
MEG Energy Corp., 7.00%, 3/31/24(1)	705,000	713,812
MEG Energy Corp., 7.125%, 2/1/27(1)	2,275,000	2,354,625
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	950,000	724,375
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	250,000	200,625
Murphy Oil Corp., 6.875%, 8/15/24	1,100,000	1,120,845
Murphy Oil Corp., 5.75%, 8/15/25	635,000	633,479
Murphy Oil Corp., 5.875%, 12/1/27	575,000	566,916
Murphy Oil Corp., 7.05%, 5/1/29	350,000	352,121
Murphy Oil Corp., 6.375%, 12/1/42	750,000	667,500
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	4,545,734	23,183
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	200,000	212,185
NuStar Logistics LP, 5.75%, 10/1/25	400,000	426,600
NuStar Logistics LP, 6.00%, 6/1/26	350,000	379,129
NuStar Logistics LP, 6.375%, 10/1/30	375,000	425,503
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	644,087
Occidental Petroleum Corp., 3.50%, 6/15/25	325,000	314,343
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	513,394
Occidental Petroleum Corp., 5.875%, 9/1/25	1,725,000	1,839,712
Occidental Petroleum Corp., 5.50%, 12/1/25	1,350,000	1,410,055
Occidental Petroleum Corp., 5.55%, 3/15/26	2,250,000	2,352,060
Occidental Petroleum Corp., 3.40%, 4/15/26	500,000	477,640
Occidental Petroleum Corp., 3.20%, 8/15/26	600,000	562,125
Occidental Petroleum Corp., 8.50%, 7/15/27	800,000	924,740
Occidental Petroleum Corp., 7.125%, 10/15/27	325,000	328,685
Occidental Petroleum Corp., 6.375%, 9/1/28	800,000	847,500
Occidental Petroleum Corp., 8.875%, 7/15/30	2,275,000	2,674,547
Occidental Petroleum Corp., 6.125%, 1/1/31	1,325,000	1,421,327
Occidental Petroleum Corp., 7.50%, 5/1/31	3,215,000	3,592,762
Occidental Petroleum Corp., 7.875%, 9/15/31	1,050,000	1,175,344
Occidental Petroleum Corp., 6.45%, 9/15/36	3,250,000	3,407,625
Occidental Petroleum Corp., 7.95%, 6/15/39	310,000	345,456
Occidental Petroleum Corp., 6.20%, 3/15/40	2,175,000	2,164,125
Ovintiv, Inc., 8.125%, 9/15/30	900,000	1,099,668
Parkland Corp., 6.00%, 4/1/26(1)	350,000	368,156
Parkland Corp., 5.875%, 7/15/27(1)	750,000	812,434
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	875,000	913,500

PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	600,000	589,275
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	575,000	329,547
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,650,000	1,584,000
PDC Energy, Inc., 6.125%, 9/15/24	325,000	334,583
Range Resources Corp., 5.00%, 3/15/23	187,000	182,676
Range Resources Corp., 9.25%, 2/1/26	850,000	889,525
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	400,000	413,000
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	425,000	442,848
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	150,000	154,406
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	150,000	165,750
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	900,000	984,015
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,500,000	1,530,922
SM Energy Co., 6.125%, 11/15/22	75,000	73,014
SM Energy Co., 5.00%, 1/15/24	125,000	105,625
SM Energy Co., 5.625%, 6/1/25	1,125,000	915,351
SM Energy Co., 6.75%, 9/15/26	1,375,000	1,117,187
SM Energy Co., 6.625%, 1/15/27	1,775,000	1,424,437
Southwestern Energy Co., 6.45%, 1/23/25	2,317,000	2,408,232
Southwestern Energy Co., 7.75%, 10/1/27	150,000	162,236
Southwestern Energy Co., 8.375%, 9/15/28	425,000	461,922
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,475,000	1,331,187
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	313,000	201,461
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	225,000	231,426
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	775,000	824,809
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29(1)	500,000	520,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	575,000	621,842
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	900,000	930,091
Talos Production, Inc., 12.00%, 1/15/26(1)(6)	875,000	853,536
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,855,000	1,869,107
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,800,000	1,911,771
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	825,000	872,384
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	500,000	564,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	550,000	597,652
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31(1)	1,400,000	1,521,100
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	550,000	554,708
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	1,500,000	1,200,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	1,200,000	964,500
Western Midstream Operating LP, 4.00%, 7/1/22	350,000	360,281
Western Midstream Operating LP, 3.95%, 6/1/25	150,000	153,563
Western Midstream Operating LP, 4.65%, 7/1/26	150,000	157,784
Western Midstream Operating LP, 4.50%, 3/1/28	825,000	858,000
Western Midstream Operating LP, 4.75%, 8/15/28	450,000	469,125
Western Midstream Operating LP, 5.05%, 2/1/30	1,075,000	1,197,373
Western Midstream Operating LP, 5.45%, 4/1/44	650,000	658,544
Western Midstream Operating LP, 5.30%, 3/1/48	1,460,000	1,454,102
Western Midstream Operating LP, 5.50%, 8/15/48	375,000	369,971
Western Midstream Operating LP, 6.25%, 2/1/50	275,000	302,992
WPX Energy, Inc., 5.875%, 6/15/28	1,000,000	1,091,300
WPX Energy, Inc., 4.50%, 1/15/30	100,000	106,150
		141,201,552
Paper and Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/1/24	822,000	835,358
Mercer International, Inc., 7.375%, 1/15/25	575,000	599,446
		1,434,804

Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	975,000	1,049,183
Pharmaceuticals — 2.7%
AdaptHealth LLC, 4.625%, 8/1/29(1)(6)	300,000	308,625
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	1,200,000	1,336,302
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	7,305,000	7,536,276
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,825,000	3,129,973
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	975,000	1,073,368
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,475,000	1,521,890
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	1,150,000	1,184,586
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	375,000	407,884
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	650,000	731,767
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	425,000	444,803
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(1)	400,000	418,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,620,000	1,811,362
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	3,231,000	2,749,581
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)	1,840,000	644,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	270,000	94,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(2)	1,250,000	1,359,375
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,050,000	1,131,375
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,083,000	2,262,784
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	424,930
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,200,000	1,328,736
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,475,000	1,316,438
		31,217,055
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	950,000	973,750
ASGN, Inc., 4.625%, 5/15/28(1)	1,075,000	1,119,817
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	420,000	452,287
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,215,000	1,372,725
		3,918,579
Real Estate Management and Development — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	500,000	552,813
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	450,000	477,191
Forestar Group, Inc., 8.00%, 4/15/24(1)	1,300,000	1,372,988
Forestar Group, Inc., 5.00%, 3/1/28(1)	450,000	465,680
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	900,000	924,750
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	1,375,000	1,421,406
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,225,000	1,319,784
Hunt Cos., Inc., 6.25%, 2/15/26(1)	1,000,000	1,027,905
Kennedy-Wilson, Inc., 5.875%, 4/1/24	550,000	558,938
Newmark Group, Inc., 6.125%, 11/15/23	650,000	707,369
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	102,188
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	800,000	869,788
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	350,000	388,281
		10,189,081
Road and Rail — 1.0%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,948,000	2,161,253
Algeco Global Finance plc, 8.00%, 2/15/23(1)	800,000	817,492
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	445,000	454,734
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	318,000	320,186
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	550,000	556,531
DAE Funding LLC, 5.25%, 11/15/21(1)	350,000	357,875
DAE Funding LLC, 4.50%, 8/1/22(1)	425,000	431,035
DAE Funding LLC, 5.00%, 8/1/24(1)	1,275,000	1,309,266

Hertz Corp. (The), 5.50%, 10/15/24(1)(2)(3)	725,000	392,859
Hertz Corp. (The), 7.125%, 8/1/26(1)(2)(3)	875,000	474,141
Hertz Corp. (The), 6.00%, 1/15/28(1)(2)(3)	1,200,000	650,250
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,325,000	1,445,078
Uber Technologies, Inc., 7.50%, 9/15/27(1)	625,000	688,281
Uber Technologies, Inc., 6.25%, 1/15/28(1)	800,000	871,000
		10,929,981
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	461,656
ams AG, 7.00%, 7/31/25(1)	2,000,000	2,176,250
Entegris, Inc., 4.625%, 2/10/26(1)	775,000	805,031
ON Semiconductor Corp., 3.875%, 9/1/28(1)	775,000	801,156
Qorvo, Inc., 4.375%, 10/15/29	650,000	716,261
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,125,000	1,171,407
		6,131,761
Software — 1.4%
Ascend Learning LLC, 6.875%, 8/1/25(1)	350,000	360,901
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	258,099
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	425,000	461,927
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	500,000	539,375
Camelot Finance SA, 4.50%, 11/1/26(1)	1,475,000	1,542,297
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,850,000	1,854,338
J2 Global, Inc., 4.625%, 10/15/30(1)	2,050,000	2,166,594
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,875,000	1,966,406
Open Text Corp., 5.875%, 6/1/26(1)	225,000	234,281
Open Text Corp., 3.875%, 2/15/28(1)	775,000	805,395
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,000,000	1,065,640
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,825,000	1,951,418
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,800,000	1,837,197
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,350,000	1,387,125
		16,430,993
Specialty Retail — 2.6%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	625,000	695,703
Asbury Automotive Group, Inc., 4.50%, 3/1/28	425,000	445,188
Asbury Automotive Group, Inc., 4.75%, 3/1/30	225,000	241,594
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	325,000	345,719
eG Global Finance plc, 6.75%, 2/7/25(1)	1,175,000	1,212,012
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	636,900
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	855,000	830,312
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	35,000	33,898
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	150,527
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	275,000	304,362
Gap, Inc. (The), 8.375%, 5/15/23(1)	75,000	85,125
Gap, Inc. (The), 8.625%, 5/15/25(1)	700,000	781,739
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	450,000	468,844
L Brands, Inc., 6.875%, 7/1/25(1)	1,050,000	1,141,655
L Brands, Inc., 9.375%, 7/1/25(1)	350,000	430,938
L Brands, Inc., 5.25%, 2/1/28	50,000	52,219
L Brands, Inc., 7.50%, 6/15/29	793,000	883,553
L Brands, Inc., 6.625%, 10/1/30(1)	1,150,000	1,281,531
L Brands, Inc., 6.875%, 11/1/35	630,000	708,356
L Brands, Inc., 6.75%, 7/1/36	3,000,000	3,348,000
LBM Acquisition LLC, 6.25%, 1/15/29(1)	500,000	521,103
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	52,057

Lithia Motors, Inc., 4.625%, 12/15/27(1)	825,000	871,922
Lithia Motors, Inc., 4.375%, 1/15/31(1)	325,000	349,172
Michaels Stores, Inc., 8.00%, 7/15/27(1)	1,150,000	1,238,193
Michaels Stores, Inc., 4.75%, 10/1/27(1)	575,000	590,238
Murphy Oil USA, Inc., 5.625%, 5/1/27	100,000	106,106
Murphy Oil USA, Inc., 4.75%, 9/15/29	375,000	399,774
PetSmart, Inc., 7.125%, 3/15/23(1)	4,575,000	4,579,117
Sonic Automotive, Inc., 6.125%, 3/15/27	1,175,000	1,240,359
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	500,000	530,495
Staples, Inc., 7.50%, 4/15/26(1)	1,925,000	2,013,434
Staples, Inc., 10.75%, 4/15/27(1)	2,475,000	2,465,719
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	160,000	163,898
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	944,000	966,321
		30,166,083
Technology Hardware, Storage and Peripherals — 1.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	375,000	376,144
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,532,000	1,590,407
Diebold Nixdorf, Inc., 8.50%, 4/15/24	1,050,000	1,064,438
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	550,000	617,031
Everi Payments, Inc., 7.50%, 12/15/25(1)	987,000	1,027,610
NCR Corp., 8.125%, 4/15/25(1)	300,000	334,467
NCR Corp., 5.75%, 9/1/27(1)	1,975,000	2,102,141
NCR Corp., 5.00%, 10/1/28(1)	775,000	819,078
NCR Corp., 6.125%, 9/1/29(1)	1,475,000	1,636,055
NCR Corp., 5.25%, 10/1/30(1)	450,000	483,469
Xerox Holdings Corp., 5.00%, 8/15/25(1)	950,000	1,012,244
Xerox Holdings Corp., 5.50%, 8/15/28(1)	750,000	797,269
		11,860,353
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	750,000	663,750
Thrifts and Mortgage Finance — 0.9%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	975,000	1,032,476
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(1)	850,000	921,719
LD Holdings Group LLC, 6.50%, 11/1/25(1)	400,000	422,000
MGIC Investment Corp., 5.75%, 8/15/23	325,000	352,997
MGIC Investment Corp., 5.25%, 8/15/28	775,000	830,703
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	575,000	611,208
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	975,000	1,028,016
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,525,000	1,595,867
NMI Holdings, Inc., 7.375%, 6/1/25(1)	775,000	869,120
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	425,000	437,174
Radian Group, Inc., 4.50%, 10/1/24	675,000	713,812
Radian Group, Inc., 4.875%, 3/15/27	1,629,000	1,793,040
		10,608,132
Trading Companies and Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	1,300,000	1,333,234
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	375,000	393,165
Fly Leasing Ltd., 5.25%, 10/15/24	800,000	763,500
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	179,000	179,846
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,025,000	1,074,974
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,025,000	1,176,828
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	1,025,000	1,034,000
		5,955,547
Wireless Telecommunication Services — 1.2%
Digicel Group Ltd., 5.00% Cash plus 3.00% PIK or 8.00% PIK, 4/1/25(1)(5)	704,617	369,924

Digicel Group Ltd., 8.00% Cash plus 2.00% PIK or 10.00% PIK, 4/1/24(5)	2,010,225	1,804,177
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., 8.75%, 5/25/24(1)	145,300	153,110
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., 8.00%, 12/31/26(1)	58,004	48,796
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	77,029	78,569
Sprint Communications, Inc., 9.25%, 4/15/22	250,000	274,224
Sprint Communications, Inc., 6.00%, 11/15/22	200,000	216,750
Sprint Corp., 7.25%, 9/15/21	625,000	651,094
Sprint Corp., 7.875%, 9/15/23	4,440,000	5,146,182
Sprint Corp., 7.125%, 6/15/24	200,000	234,130
Sprint Corp., 7.625%, 3/1/26	325,000	403,881
T-Mobile USA, Inc., 6.00%, 3/1/23	50,000	50,125
T-Mobile USA, Inc., 6.00%, 4/15/24	693,000	702,362
T-Mobile USA, Inc., 6.50%, 1/15/26	150,000	155,437
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	2,000,000	2,048,280
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,200,000	1,494,319
		13,831,360
TOTAL CORPORATE BONDS (Cost $1,012,126,369)		1,056,309,184
PREFERRED STOCKS — 2.3%
Banks — 1.4%
Bank of America Corp., 5.125%	725,000	767,103
Bank of America Corp., 5.875%	50,000	56,621
Bank of America Corp., 6.25%	3,025,000	3,357,536
Barclays plc, 6.125%	400,000	432,011
Barclays plc, 7.75%	400,000	431,000
Barclays plc, 8.00%	820,000	914,717
Citigroup, Inc., 4.00%	700,000	720,125
Citigroup, Inc., 4.70%	1,175,000	1,209,621
Citigroup, Inc., 5.90%	925,000	974,025
Citigroup, Inc., 5.95%	400,000	420,003
Citigroup, Inc., 6.25%	1,000,000	1,149,458
JPMorgan Chase & Co., 3.68%	775,000	769,676
JPMorgan Chase & Co., 4.60%	775,000	801,156
JPMorgan Chase & Co., 6.00%	75,000	79,528
JPMorgan Chase & Co., 6.10%	1,850,000	2,029,691
JPMorgan Chase & Co., 6.125%	625,000	681,456
Natwest Group plc, 8.00%	600,000	700,332
Natwest Group plc, 8.625%	1,000,000	1,040,130
		16,534,189
Capital Markets — 0.4%
Credit Suisse Group AG, 5.10%(1)	400,000	417,000
Credit Suisse Group AG, 6.25%(1)	1,400,000	1,535,538
Deutsche Bank AG, 6.00%	400,000	402,000
Goldman Sachs Group, Inc. (The), 4.13%	900,000	900,432
Goldman Sachs Group, Inc. (The), 4.95%	1,275,000	1,353,630
		4,608,600
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer Operating LP, 6.25%	1,225,000	976,937
Energy Transfer Operating LP, 6.625%	770,000	653,923
Plains All American Pipeline LP, 6.125%	4,075,000	3,321,125
Summit Midstream Partners LP, 9.50%(3)	1,200,000	385,500
		5,337,485
TOTAL PREFERRED STOCKS (Cost $26,821,249)		26,480,274

BANK LOAN OBLIGATIONS(8) — 1.5%
Auto Components†
Clarios Global LP, USD Term Loan B, 3.65%, (1-month LIBOR plus 3.50%), 4/30/26	216,952	216,635
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.65%, (1-month LIBOR plus 2.50%), 5/7/25	924,948	886,793
Containers and Packaging†
Berry Global, Inc., Term Loan Y, 2.15%, (1-month LIBOR plus 2.00%), 7/1/26	244,573	243,780
BWAY Holding Company, 2017 Term Loan B, 3.48%, (3-month LIBOR plus 3.25%), 4/3/24	122,638	118,806
		362,586
Diversified Financial Services†
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 10/1/25	451,239	451,146
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 2020 DIP Exit Term Loan, 5.75%, (1-month LIBOR plus 4.75%), 10/8/21	975,000	982,317
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Term Loan, 5.50%, (1-month LIBOR plus 4.50%), 6/23/25	870,625	882,378
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	1,066,946	1,085,618
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	179,686	164,413
		1,250,031
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.75%, (3-month LIBOR plus 5.50%), 2/10/27	867,506	865,698
Hotels, Restaurants and Leisure — 0.6%
Boyd Gaming Corporation, Term Loan B3, 2.35%, (1-week LIBOR plus 2.25%), 9/15/23	169,821	168,688
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	871,739	835,779
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	791,295	766,536
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	125,000	142,500
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/10/22	3,687,335	3,604,370
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	834,983	833,743
		6,351,616
Insurance†
Asurion LLC, 2018 Term Loan B6, 3.15%, (1-month LIBOR plus 3.00%),11/3/23	47,367	46,963
Asurion LLC, 2020 Term Loan B8, 3.40%, (1-month LIBOR plus 3.25%), 12/23/26	47,367	47,367
Hub International Limited, 2018 Term Loan B, 2.96%, (3-month LIBOR plus 2.75%), 4/25/25	264,620	260,279
		354,609
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (3-month LIBOR plus 4.25%), 6/7/23	1,156,830	1,112,789
Diamond Sports Group, LLC, Term Loan, 3.40%, (1-month LIBOR plus 3.25%), 8/24/26	444,375	395,494
		1,508,283
Oil, Gas and Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	1,486,000	1,624,384
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	913,438	849,497
		2,473,881
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.21%, (3-month LIBOR plus 5.00%), 4/16/26	761,193	739,392
TOTAL BANK LOAN OBLIGATIONS (Cost $17,293,379)		17,325,365
COMMON STOCKS — 0.5%
Chemicals — 0.1%
Hexion Holdings Corp., Class B(3)	69,388	850,003
Energy Equipment and Services — 0.1%
FTS International, Inc., Class A(3)	47,724	916,301
Parker Drilling Co.(3)	10,567	34,343
		950,644
Entertainment†
AMC Entertainment Holdings, Inc., Class A	4,125	8,745

Oil, Gas and Consumable Fuels — 0.3%
California Resources Corp.(3)	55,863	1,317,808
Chaparral Energy, Inc.(3)	8,785	172,186
Denbury, Inc.(3)	46,081	1,183,821
Whiting Petroleum Corp.(3)	10,461	261,525
		2,935,340
Software†
Avaya Holdings Corp.(3)	13,722	262,776
TOTAL COMMON STOCKS (Cost $6,357,213)		5,007,508
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	215,000	239,246
Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(9)	97,379	27,266
TOTAL CONVERTIBLE BONDS (Cost $236,122)		266,512
ESCROW INTERESTS(10)†
Electric Utilities†
GenOn Energy(3)	425,000	—
Oil, Gas and Consumable Fuels†
Bruin E&P Partners LLC(3)	1,425,000	6,056
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	450,000	4,950
Sanchez Energy Corp.(3)	3,515,000	35,150
Sanchez Energy Corp.(3)	1,700,000	17,000
		63,156
TOTAL ESCROW INTERESTS (Cost $5,607,215)		63,156
WARRANTS†
Oil, Gas and Consumable Fuels†
Denbury, Inc.(3) (Cost $—)	5,645	28,225
TEMPORARY CASH INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $29,330,745)	29,330,745	29,330,745
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $1,097,772,292)		1,134,810,969
OTHER ASSETS AND LIABILITIES — 1.7%		19,392,808
TOTAL NET ASSETS — 100.0%		$1,154,203,777

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $701,459,483, which represented 60.8% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is in default.
(3)Non-income producing.
(4)The security's rate was paid in cash at the last payment date.
(5)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Maturity is in default.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Perpetual maturity with no stated maturity date.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,056,309,184	—
Preferred Stocks	—	26,480,274	—
Bank Loan Obligations	—	17,325,365	—
Common Stocks	5,007,508	—	—
Convertible Bonds	—	266,512	—
Escrow Interests	—	63,156	—
Warrants	—	28,225	—
Temporary Cash Investments	29,330,745	—	—
	34,338,253	1,100,472,716	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.